WRL LETTERHEAD


                                            May 8, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Western Reserve Life Assurance Co. of Ohio
     WRL Series Life Account
     WRL Financial Freedom Builder
     File No. 333-23359

     CIK No.  0000778209

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 20, 1998 via EDGAR.

                                            Sincerely,


                                            /s/ Priscilla I. Hechler
                                            Priscilla I. Hechler
                                            Assistant Vice President
                                            and Assistant Secretary

cc:   Thomas E. Pierpan, Esq.
      Mary Jane Wilson-Bilik, Esq.